Other Payables and Accrued Liabilities	12 Months Ended
Jun. 30, 2019
Other Payables and Accrued Liabilities [Abstract]
Other Payables and Accrued Liabilities

Note 11 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	June 30, 2019	June 30, 2018
Advances from former shareholder (1)	$363,652	$377,501
Salary payables	214,103	127,128
Interest payables	116,210	120,635
Accrued professional fees	63,344	-
Accrued rent	24,676	31,813
Others	26,343	20,138
Total	$808,328	$677,215

(1)	The advances are provided by former shareholder, Shanghai Fengshui. The fund is bearing no interest and due on demand. As of June 30, 2019, Shanghai Fengshui did not request repayment of the fund.